Leases - Summary of Quantitative Information About Leases Costs (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Right of use assets depreciation	R$ (9,812)	R$ (8,586)	R$ (10,521)
Financial expense	(12,281)	(12,209)	(11,980)
Lease Expense	R$ (22,093)	R$ (20,795)	R$ (22,501)